Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Dec. 26, 2013
Document Effective Date	Jan. 01, 2014
Prospectus Date	Jan. 01, 2014
Dreyfus International Value Fund | Dreyfus International Value Fund - Class A
Risk/Return:
Trading Symbol	DVLAX
Dreyfus International Value Fund | Dreyfus International Value Fund - Class C
Risk/Return:
Trading Symbol	DICVX
Dreyfus International Value Fund | Dreyfus International Value Fund - Class I
Risk/Return:
Trading Symbol	DIRVX
Dreyfus Opportunistic Midcap Value Fund | Class A
Risk/Return:
Trading Symbol	DMCVX
Dreyfus Opportunistic Midcap Value Fund | Class C
Risk/Return:
Trading Symbol	DVLCX
Dreyfus Opportunistic Midcap Value Fund | Class I
Risk/Return:
Trading Symbol	DVLIX
Dreyfus Opportunistic Midcap Value Fund | Class Y
Risk/Return:
Trading Symbol	DMCYX
Dreyfus Opportunistic Small Cap Fund | Dreyfus Opportunistic Small Cap Fund
Risk/Return:
Trading Symbol	DSCVX
Dreyfus Opportunistic U.S. Stock Fund | Class A
Risk/Return:
Trading Symbol	DOSAX
Dreyfus Opportunistic U.S. Stock Fund | Class C
Risk/Return:
Trading Symbol	DOSCX
Dreyfus Opportunistic U.S. Stock Fund | Class I
Risk/Return:
Trading Symbol	DOSIX
Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class A
Risk/Return:
Trading Symbol	DAGVX
Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class C
Risk/Return:
Trading Symbol	DCGVX
Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class I
Risk/Return:
Trading Symbol	DRGVX
Dreyfus Strategic Value Fund | Class Y
Risk/Return:
Trading Symbol	DRGYX
Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class A
Risk/Return:
Trading Symbol	DPSAX
Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class C
Risk/Return:
Trading Symbol	DPSCX
Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class I
Risk/Return:
Trading Symbol	DPSRX
Dreyfus Structured Midcap Fund | Class Y
Risk/Return:
Trading Symbol	DPSYX
Dreyfus Technology Growth Fund | Dreyfus Technology Growth Fund - Class A
Risk/Return:
Trading Symbol	DTGRX
Dreyfus Technology Growth Fund | Dreyfus Technology Growth Fund - Class C
Risk/Return:
Trading Symbol	DTGCX
Dreyfus Technology Growth Fund | Dreyfus Technology Growth Fund - Class I
Risk/Return:
Trading Symbol	DGVRX